Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Preferred Shares [Member]	Common Shares [Member]	Accumulated (Deficit) Earnings [Member]	Treasury Shares [Member]	Accumulated Other Comprehensive Loss [Member]
Balance at Dec. 31, 2012	$ 103,980	$ 23,184	$ 114,365	$ (14,687)	$ (17,235)	$ (1,647)
Balance, shares at Dec. 31, 2012		23,184	7,707,917
Net income	6,179			6,179
Other comprehensive income (loss)	(2,600)					(2,600)
Cash dividends ($0.15, $0.19 and $0.20 per share for the year 2013, 2014 and 2015 respectively)	(1,156)			(1,156)
Preferred stock dividends	(1,159)			(1,159)
Issuance of Series B preferred shares, net of issuance costs	23,132	$ 23,132
Issuance of Series B preferred shares, net of issuance costs, shares		25,000
Balance at Dec. 31, 2013	128,376	$ 46,316	$ 114,365	(10,823)	(17,235)	(4,247)
Balance, shares at Dec. 31, 2013		48,184	7,707,917
Net income	9,528			9,528
Other comprehensive income (loss)	4,200					4,200
Redemption of Series A preferred stock	(22,857)	$ (23,184)		327
Redemption of Series A preferred stock, shares		(23,184)
Cash dividends ($0.15, $0.19 and $0.20 per share for the year 2013, 2014 and 2015 respectively)	(1,465)			(1,465)
Preferred stock dividends	(1,873)			(1,873)
Balance at Dec. 31, 2014	115,909	$ 23,132	$ 114,365	(4,306)	(17,235)	(47)
Balance, shares at Dec. 31, 2014		25,000	7,707,917
Net income	12,745			12,745
Other comprehensive income (loss)	(448)					(448)
Conversion of Series B preferred shares to common shares		$ (859)	$ 859
Conversion of Series B preferred shares to common shares, shares		(928)	118,678
Stock-based compensation	106		$ 106
Stock-based compensation, shares			16,983
Cash dividends ($0.15, $0.19 and $0.20 per share for the year 2013, 2014 and 2015 respectively)	(1,562)			(1,562)
Preferred stock dividends	(1,577)			(1,577)
Balance at Dec. 31, 2015	$ 125,173	$ 22,273	$ 115,330	$ 5,300	$ (17,235)	$ (495)
Balance, shares at Dec. 31, 2015		24,072	7,843,578